Borrowings (Details) - USD ($)	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Jun. 21, 2007	Aug. 23, 2005
Amount [Abstract]
Federal Home Loan Bank advances	$ 84,650,000	$ 49,352,000
Weighted Average Rate [Abstract]
Subordinated Debt	$ 13,403,000	13,403,000
Subordinated Debentures - Capital Trusts [Abstract]
Description of variable rate basis	3 month LIBOR plus a spread of 400 to 959 basis points
Federal Home Loan Bank advances
Amount [Abstract]
Advances maturing in less than one year	$ 24,150,000	23,202,000
Advances maturing in one to three years	54,500,000	21,150,000
Advances maturing in three to five years	6,000,000	5,000,000
Advances maturing in five to ten years	0	0
Federal Home Loan Bank advances	$ 84,650,000	$ 49,352,000
Weighted Average Rate [Abstract]
Advances maturing in less than one year (in hundredths)	0.73%	0.58%
Advances maturing in one to three years (in hundredths)	1.44%	1.35%
Advances maturing in three to five years (in hundredths)	1.85%	2.06%
Advances maturing in five to ten years (in hundredths)	0.00%	0.00%
Line of credit facility maximum borrowing capacity	$ 132,300,000
Line of credit facility amount outstanding	84,700,000
Subordinated debentures, capital trusts
Weighted Average Rate [Abstract]
Subordinated Debt	$ 13,403,000	$ 13,403,000
Subordinated debentures, capital trusts | Parke Capital Trust I
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Nov. 30, 2035
Weighted Average Rate [Abstract]
Subordinated Debt	$ 5,155,000	$ 5,155,000
Weighted Average Rate (in hundredths)	2.04%	1.89%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount				$ 5,000,000
Description of variable rate basis	three-month LIBOR plus 1.66%
Basis spread on variable rate (in hundredths)	1.66%
Proceeds from debentures allocated to paid in capital at bank	$ 4,200,000
Proceeds from debentures retained at company for future use	$ 955,000
Subordinated debentures, capital trusts | Parke Capital Trust II
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Nov. 30, 2035
Weighted Average Rate [Abstract]
Subordinated Debt	$ 5,155,000	$ 5,155,000
Weighted Average Rate (in hundredths)	2.04%	1.89%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount				$ 5,000,000
Description of variable rate basis	three-month LIBOR plus 1.66%
Basis spread on variable rate (in hundredths)	1.66%
Proceeds from debentures allocated to paid in capital at bank	$ 4,200,000
Proceeds from debentures retained at company for future use	$ 955,000
Subordinated debentures, capital trusts | Parke Capital Trust III
Analysis of borrowings [Abstract]
Borrowed funds, Maturity Date	Sep. 30, 2037
Weighted Average Rate [Abstract]
Subordinated Debt	$ 3,093,000	$ 3,093,000
Weighted Average Rate (in hundredths)	2.01%	1.74%
Subordinated Debentures - Capital Trusts [Abstract]
Aggregate principal amount			$ 3,000,000
Description of variable rate basis	three-month LIBOR plus 1.50%
Basis spread on variable rate (in hundredths)	1.50%